September 2, 2009

Securities and Exchange Commission Office of Filings and Information Services 100 F Street, NE Washington, D.C. 20549 Attention: Filing - Rule 497(j)

RE:	Dreyfus Municipal Bond Opportunity Fund
1933 Act File No. 33-7496
1940 Act File No. 811-4764
CIK No. 0000797923

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 35 to the Registration Statement, electronically filed with the Securities and Exchange Commission on August 27, 2009.

     Please address any comments or questions to the attention of the undersigned at (212) 922-6620.

Sincerely,

/s/ Judith C. Canonica
Judith C. Canonica
Paralegal